AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 4, 2005
                               File No. 333-76799
                               File No. 811-09154
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                         POST-EFFECTIVE AMENDMENT NO. 7

                                   ON FORM N-6

     TO REGISTRATION STATEMENT ON FORM S-6 UNDER THE SECURITIES ACT OF 1933

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 18

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)

                                    Copy to:

                           CHRISTOPHER S. PETITO, Esq.
                     LeBoeuf, Lamb, Greene & MacRae, L.L.P.
                           1875 Connecticut Avenue, NW
                             Washington, D.C. 20009

-------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
                  immediately upon filing pursuant to paragraph (b) of Rule 485
         X        on April 8, 2005 pursuant to paragraph (b) of Rule 485
                  60 days after filing pursuant to paragraph (a) of Rule 485 on --------- pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

                          Lincoln Benefit Life Company
                   Lincoln Benefit Life Variable Life Account

                        Supplement, dated April 4, 2005,
                                       to
              The Consultant SL Variable Universal Life Prospectus
                                dated May 1, 2004

This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable universal life policies issued by Lincoln Benefit Life Company.

We have received notice that the shareholders of the Strong Opportunity Fund II
- Investor Class and the Strong Mid Cap Growth Fund II - Investor Class ("Strong Portfolios") approved the reorganization of the Strong Portfolios into the Wells Fargo Advantage Opportunity Fund and the Wells Fargo Advantage Discovery Fund ("Wells Fargo Portfolios"), respectively.

On April 8, 2005 ("Conversion Date"), the Strong Opportunity Fund II - Investor Class will be merged into the Wells Fargo Advantage Opportunity Fund, and the Strong Mid Cap Growth Fund II - Investor Class will be merged into the Wells Fargo Advantage Discovery Fund. On the Conversion Date, we will change the name of the Strong Portfolio sub-accounts to reflect the change in the underlying portfolio. Policy owners will receive a confirmation of the transaction reflecting this change.

If you currently have allocations made to the Strong Portfolio sub-accounts through automatic additions, automatic portfolio rebalancing or dollar cost averaging programs, any future allocations will continue to be made to those sub-accounts under their new name as of the Conversion Date.

The chart entitled "Portfolio Total Annual Operating Expenses" on page 11 of the prospectus, is replaced in its entirety by the following:


                                         PORTFOLIO TOTAL ANNUAL OPERATING EXPENSES

                                                                        Minimum                         Maximum
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses (1) (Expenses that are
deducted from Portfolio assets, which may include                       0.10%                           5.00%
management fees, distribution and/ or service (12b-1) fees
and other expenses)
----------------------------------------------------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2004.


The chart on pages 17 through 20 of the prospectus is replaced by the following:

----------------------------------------------------------------------------------------------------------------------------
Portfolio                                Investment Objective                                  Investment Advisor
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series I     Long-term growth of capital                           A I M Advisors, Inc.
(1)
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -     Growth of capital
  Series I (1)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund -       Long-term growth of capital
  Series I (1)(8)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund -      Long-term growth of capital
  Series I (1)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I  Long-term growth of capital with income as a
(1)                                          secondary objective
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio          Long-term capital appreciation                        Fred Alger Management, Inc.
  - Class O
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Alger American Income & Growth           To provide a high level of dividend income.
 Portfolio - Class O                       Its secondary goal is to provide capital appreciation.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap          Long-term capital appreciation
  Portfolio - Class O
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Long-term capital appreciation
  Class O
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Alger American Small Capitalization      Long-term capital appreciation
  Portfolio - Class O
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government       Current income                                        Federated Investment
  Securities II                                                                                  Management Company
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II       High current income
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Federated Capital Income Fund II         High current income and moderate capital appreciation
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)  VARIABLE INSURANCE PRODUCTS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) Portfolio  To obtain high total return with
  - Initial Class                           reduced risk over the long term by                     Fidelity Management &
                                            allocating its assets among                              Research Company
                                            stocks, bonds, and short-term instruments.
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  Portfolio -    Long-term capital appreciation.
  Initial Class
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -   Reasonable income by investing primarily in
  Initial Class                            income-producing equity securities.  In choosing
                                           these securities, the fund will also
                                           consider the potential for capital
                                           appreciation. The fund's goal is to
                                           achieve a yield which exceeds the
                                           composite yield on the securities
                                           comprising the S&P 500.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial  To achieve capital appreciation.
  Class
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio -       Investment results that correspond to the total
  Initial Class                            return of common stocks publicly traded in the
                                           United States, as represented by the Standard &
                                           Poori s 500(SM) Index (S&P 500(R) ).
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond       As high a level of current income as is consistent
  Portfolio - Initial Class                 with the preservation of capital.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio -    As high a level of current income as is consistent
  Initial Class                             with preservation of capital and liquidity by
                                            investing in money market instruments.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio -        Long-term growth of capital.
  Initial Class
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio -  Long-term capital growth, consistent with           Janus Capital Management
  Institutional Shares                     preservation of capital and balanced by current                LLC
                                           income.
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio -     Long-term growth of capital
  Institutional Shares (2)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Bond         To obtain maximum total return, consistent with
  Portfolio - Institutional Shares (2)      preservation of capital.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock         Long-term growth of capital.
  Portfolio - Service Shares
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Janus Aspen Series Large Cap Growth      Long-term growth of capital in a manner consistent
  Portfolio - Institutional Shares (2)      with the preservation of capital.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth        Long-term growth of capital
  Portfolio - Institutional Shares
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value         Capital appreciation
  Portfolio - Service Shares
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Janus Aspen Series Risk-Managed Core     Long-term growth of capital
  Portfolio - Service Shares                (formerly Risk-Managed Large Cap Core Portfolio)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth     Long-term growth of capital in a manner consistent
  Portfolio - Institutional Shares         with the preservation of capital.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value   Capital appreciation
  Portfolio - Service Shares
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MFS(R)  VARIABLE INSURANCE TRUST(SM)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series - Initial     Long-term growth of capital                           MFS(TM)  Investment Management
  Class
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
MFS High Income Series - Initial Class   High current income by investing
                                           primarily in a professionally managed
                                           diversified portfolio of fixed income
                                           securities, some of which may involve
                                           equity features
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series -      Long-term growth of capital and future income rather
  Initial Class                            than current income
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Initial     Long-term growth of capital with a secondary
  Class                                    objective to seek reasonable current income
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
MFS New Discovery Series - Initial Class Capital appreciation.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
MFS Research Series - Initial Class      Long-term growth of capital and future income
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
MFS Total Return Series - Initial Class  To provide above-average income
                                           (compared to a portfolio invested
                                           entirely in equity securities)
                                           consistent with the prudent
                                           employment of capital and secondarily
                                           to provide a reasonable opportunity
                                           for growth of capital and income.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
MFS Value Series - Initial Class         Capital appreciation and reasonable income
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA    Capital appreciation by investing in growth type      OppenheimerFunds, Inc.
                                           companies.
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA    Long-term capital appreciation by investing a
                                           substantial portion of assets in
                                           securities of foreign issuers,
                                           growth-type companies, cyclical
                                           industries and special situations
                                           that are considered to have
                                           appreciation possibilities.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap        Capital appreciation.
  Fund/VA - Service Shares
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Premier VIT
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio  Long term capital appreciation and income             OpCap Advisors LLC
(3)
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio     Growth of capital and investment income
(3)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio    Capital appreciation
(3)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S.   Maximum total return, consistent with preservation of Pacific Investment
  Dollar-Hedged) - Administrative Shares   capital and prudent investment management.            Management Company LLC
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio -       Maximum current income, consistent with preservation
  Administrative Shares                    of capital and daily liquidity
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio -        Maximum real return, consistent with preservation of
Administrative Shares                      real capital and prudent investment  management
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -       Maximum total return, consistent with  preservation of
Administrative Shares                      capital and prudent investment  management.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and       Capital growth. Current income is a secondary         Putnam Investment
  Income Fund - Class IB                   objective.                                          Management, LLC
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund            Long-term capital appreciation.                       Rydex Investments
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable All Cap Fund - Capital appreciation                                  Salomon Brothers Asset
  Class I                                                                                        Management Inc
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Salomon Brothers Variable High Yield     Maximum total return, consistent with preservation of
  Bond Fund - Class I                      capital
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund  Long-term growth of capital with current income as a
 - Class I                                  secondary objective
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Scudder SVS I Bond Portfolio - Class A   To provide a high level of income                           Deutsche Investment
                                           consistent with a high quality                          Management Americas Inc.
                                           portfolio of debt securities
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Scudder SVS I Global Discovery Portfolio  Above-average capital appreciation over the long term
 - Class A
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Scudder SVS I Growth and Income          Long-term growth of capital, current income and
  Portfolio - Class A                      growth of income
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Scudder SVS I International Portfolio - Long-term growth of capital primarily through
 Class A                                    diversified holdings of marketable foreign equity
                                            investments
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Scudder SVS II Total Return Portfolio -  High total return, a combination of income and            Deutsche Investment
  Class A (4)                              capital appreciation                                   Management Americas Inc.
----------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio  Long-term capital growth. Income is a secondary    T. Rowe Price Associates,
 - I                                            objective.                                           Inc.
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - I  Substantial dividend income as well as long-term growth of capital.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio -    Long-term capital appreciation
  I (5)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
T. Rowe Price New America Growth            Long-term growth of capital Portfolio
  - I
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock          Long-term growth of capital                              T. Rowe Price
  Portfolio - I                                                                                    International, Inc.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund   Consistent absolute (positive) returns in various     Van Eck Associates
                                           market cycles                                         Corporation
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund  Long-term capital appreciation by investing primarily in equity
                                           securities in emerging markets around
                                           the world
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund         Long-term capital appreciation by
                                           investing primarily in "hard asset
                                           securities" with income as a
                                           secondary consideration
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth         Capital Growth                                        Van Kampen Asset Management
  Portfolio, Class II
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio,     High current return consistent with preservation of
  Class I                                  capital
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income         Long-term growth of capital and income.
  Portfolio, Class II
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio,  Long-term capital appreciation by investing primarily         Van Kampen (6)
Class I                                     in growth-oriented equity  securities of large
                                            capitalization companies
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value        Above-average total return over a market cycle of
 Portfolio, Class I                         three to five years by investing in common stocks
                                            and other equity securities
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate          Above average current income and long-term capital
  Portfolio, Class I                       appreciation by investing primarily in equity
                                           securities of companies in the U.S. real estate
                                           industry, including real estate investment trusts
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Discovery Fund (7) Long-term capital appreciation                        Wells Fargo Funds
                                                                                                 Management, LLC
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Wells Fargo Advantage Opportunity Fund   Long-term capital appreciation
  (7)
----------------------------------------------------------------------------------------------------------------------------

(1) A Fund's investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.

(2) Effective May 1, 2005, the Janus Aspen Series Capital Appreciation Portfolio - Institutional Shares, Janus Aspen Series Flexible Income Portfolio - Institutional Shares and Janus Aspen Series Growth Portfolio - Institutional Shares changed their names to the Janus Aspen Series Forty Portfolio - Institutional Shares, Janus Aspen Series Flexible Bond Portfolio - Institutional Shares, and Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares, respectively.

(3) Effective May 1, 2005, the PAVIT OpCap Balanced Portfolio, PAVIT OpCap Small Cap Portfolio and PAVIT OpCap Renaissance Portfolio changed their names to the Premier VIT OpCap Balanced Portfolio, Premier VIT OpCap Small Cap Portfolio and Premier VIT OpCap Renaissance Portfolio, respectively.

(4) Effective April 29, 2005, the Scudder SVS I Balanced Portfolio - Class A was reorganized into the Scudder SVS II Total Return Portfolio - Class A.

(5) Effective May 1, 2004 the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6)  Morgan  Stanley  Investment   Management  Inc.,  the  adviser  to  the  UIF
     Portfolios, does business in certain instances using the name Van Kampen.

(7) Effective 4/1/05, the Strong Mid Cap Growth Fund II - Investor Class and Strong Opportunity Fund II - Investor Class were reorganized into the Wells Fargo Advantage Discovery Fund and Wells Fargo Advantage Opportunity Fund, respectively.

(8) Effective July 1, 2005, the AIM V.I. Dent Demographic Trends Fund - Series I will change its name to AIM V.I. Demographic Trends Fund - Series I. In addition, H.S. Dent Advisors, Inc. will no longer be the sub-advisor to the Portfolio effective June 30, 2005.


The section entitled "Legal Matters" on page 34 is replaced in its entirety by the following:

Legal Matters

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska law, have been passed upon by William F. Emmons, Vice President, Assistant General Counsel, and Assistant Secretary of Lincoln Benefit. The Washington, D.C., law firm of LeBoeuf, Lamb, Greene & MacRae LLP, 1875 Connecticut Avenue NW, Washington, DC 20009, has advised Lincoln Benefit about certain federal securities law matters in connection with the Policies.


The section entitled "Financial Statements" on page 34 of the prospectus is replaced in its entirety by the following:


Financial Statements

The financial statements of the Sub-accounts comprising the Separate Account as of December 31, 2004, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the Statement of Additional Information.


The section entitled "Illustration of Policy Values, Death benefits and Net Surrender Values" on pages 35 - 38 of the prospectus is replaced by the following:


Illustration of Policy Values, Death Benefits, and Net Surrender Values

The following tables illustrate how the Policy Values, Net Surrender Values and Death Benefits of a Policy change with the investment experience of the Portfolios. The tables show how the Policy Values, Net Surrender Values and Death Benefits issued to Insured Persons of a given age and underwriting risk classification who pays the specified annual Premium would vary over time if the investment return on the assets held in the underlying Portfolio(s) was a uniform, gross, after-tax annual rate of 0%, 5% or 10%. The gross rates of return do not reflect the deduction of the charges and expenses of the Portfolios. The tables below illustrate a Policy issued to a male, age 55, and a female age 55, $2,000,000 Face Amount, under a preferred nonsmoker risk classification and Death Benefit Option 1.

The illustrations assume an annual payment of $4,016.04. The Safety Net Premium (see Safety and Age 100 No Lapse Net Premium, page 12) for the illustrated Policy is $4,016.04. Payment of the Safety Net Premium or more each year would guarantee Death Benefit coverage for ten years, regardless of investment performance, assuming no loans or withdrawals are taken. The Age 100 No Lapse Premium (see page 12) is $32,468.04. Payment of the Age 100 No Lapse Premium guarantees the Death Benefit coverage until the Policy Anniversary following the younger Insured Person's 100th birthday - assuming no loans or withdrawals are taken.

The illustration on page 34 assumes current charges and cost of insurance rates, while the illustration on page 36 assumes maximum guaranteed charges and cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).

The amounts shown for the Death Benefit, Policy Value and Net Surrender Value reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return on the assets held in the Portfolios and charges levied against the Subaccounts. The values shown take into account the average total annual operating expenses (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees and other expenses) of 1.01%. Portfolio fees and expenses used in the illustrations do not reflect any fee waivers or expense reimbursement arrangements of the Portfolios which are described in the relevant fund prospectus, if applicable. Also reflected is our monthly charge to the Policy Value for assuming mortality and expense risks. The charge for the first fourteen Policy Years is an annual rate of 0.72% of the average net assets of the Subaccounts, and thereafter, the annual rate currently is 0.36% of average net assets, guaranteed not to exceed 0.48%. The illustrations also reflect the deduction from Premiums for a premium tax charge of 2.5% of each Premium, a premium expense charge of 3.5% of each Premium paid in the first ten Policy Years and 1.5% of each Premium thereafter, the monthly policy fee of $7.50, and the monthly administrative expense charge. The monthly administrative expense charge is $0.12 per thousand dollars of Face Amount for the first seven Policy Years, and $0 thereafter. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 5%, and 10%, "Assuming Current Costs" correspond to approximate net annual rates of -1.01%, 3.99%, and 8.99%, respectively. The illustrated gross annual investment rates of return of 0%, 5%, and 10%, "Assuming Guaranteed Costs" correspond to approximate net annual rates of return of -1.01%, 3.99%, and 8.99%, respectively.

The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against the Separate Account, since we are not currently making this charge. However, this charge may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 5%, and 10% by an amount sufficient to cover the tax charge in order to produce the Death Benefits, Policy Values, and Net Surrender Values illustrated (see "Federal Taxes," page 30.)

The tables illustrate the Policy Values, Net Surrender Values and Death Benefits that would result based upon the hypothetical investment rates of return if Premiums are paid as indicated, if all net Premiums are allocated to the Separate Account, and if no Policy loans are taken. The tables also assume that you have not requested an increase or decrease in the face amount of the Policy and that no partial surrenders or transfers have been made.

Upon request, we will provide a comparable illustration based upon the proposed Insureds' actual age, sex and underwriting classification, the Face Amount, Death Benefit option, the proposed amount and frequency of Premiums paid and any available riders requested.

                          LINCOLN BENEFIT LIFE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS

                 Male Issue Age 55 Female Issue Age 55
Face Amount $2,000,000                        Preferred Nonsmoker Class
Annual Premium $4,016.04                       Death Benefit Option:  1


                         Current Cost of Insurance Rates
                                  Death Benefit
       Assuming Hypothetical Gross and Net Annual Investment Return of
    Policy Year           0% Gross           5% Gross          10% Gross
                         -1.01% Net         3.99% Net          8.99% Net
         1
                    2,000,000           2,000,000         2,000,000
         2
                    2,000,000           2,000,000         2,000,000
         3
                    2,000,000           2,000,000         2,000,000
         4
                    2,000,000           2,000,000         2,000,000
         5
                    2,000,000           2,000,000         2,000,000
         6
                    2,000,000           2,000,000         2,000,000
         7
                    2,000,000           2,000,000         2,000,000
         8
                    2,000,000           2,000,000         2,000,000
         9
                    2,000,000           2,000,000         2,000,000
         10
                    2,000,000           2,000,000         2,000,000
         15
                    **                  **                **
    20 (Age 75)
                    **                  **                **
    25 (Age 80)
                    **                  **                **
    30 (Age 85)
                    **                  **                **
    35 (Age 90)
                    **                  **                **
    40 (Age 95)
                    **                  **                **
    45 (Age 100)
                    **                  **                **


                         Policy Value                                                Surrender Value
               Assuming Hypothetical Gross and                               Assuming Hypothetical Gross and
               Net Annual Investment Return of                               Net Annual Investment Return of
      Policy Year         0% Gross     5% Gross    10% Gross         Policy Year          0% Gross     5% Gross  10% Gross
                         -1.01% Net   3.99% Net    8.99% Net                             -1.01% Net   3.99% Net  8.99% Net

           1           703           809         917                      1
                                                                                        --           --          --
           2           1,211         1,457       1,717                    2
                                                                                        --           --          --
           3           1,462         1,871       2,320                    3
                                                                                        --           --          --
           4           1,397         1,979       2,646                    4
                                                                                        --           --          --
           5           985           1,732       2,631                    5
                                                                                        --           --          --
           6           182           1,070       2,198                    6
                                                                                        --           --          --
           7                                     1,203                    7
                       --            --                                                 --           --          --
           8                                     2,542                    8
                       --            992                                                --           --          --
           9           425           1,630       3,462                    9
                                                                                        --           --          --
          10           551           1,910       4,069                    10
                                                                                        --           --          --
          15                                                              15
                       **            **          **                                     **           **          **
      20 (Age 75)                                                    20 (Age 75)
                       **            **          **                                     **           **          **
      25 (Age 80)                                                    25 (Age 80)
                       **            **          **                                     **           **          **
      30 (Age 85)                                                    30 (Age 85)
                       **            **          **                                     **           **          **
      35 (Age 90)                                                    35 (Age 90)
                       **            **          **                                     **           **          **
      40 (Age 95)                                                    40 (Age 95)
                       **            **          **                                     **           **          **
     45 (Age 100)                                                    45 (Age 100)
                       **            **          **                                     **           **          **


Assumes the Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums are paid with a different frequency or in different amounts. Assumes that no Policy loans or withdrawals have been made. An * indicates lapse in the absence of additional Premium.

The hypothetical investment rates of return shown above and elsewhere in the SAI and the Prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations by the Policy Owner and the Portfolios' rates of return. The Death Benefit, Policy Value and Surrender Value for the Policy would differ from those shown if the actual investment rates of return averaged the rates shown above over a period of years but fluctuated above or below those averages for individual Policy Years. No representation can be made by Lincoln Benefit or any Portfolio that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.

                          LINCOLN BENEFIT LIFE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS

                 Male Issue Age 55 Female Issue Age 55
Face Amount $2,000,000                        Preferred Nonsmoker Class
Annual Premium $4,016.04                       Death Benefit Option:  1


                       Guaranteed Cost of Insurance Rates
                                  Death Benefit
       Assuming Hypothetical Gross and Net Annual Investment Return of
    Policy Year           0% Gross           5% Gross          10% Gross
                         -1.01% Net         3.99% Net          8.99% Net
         1
                    2,000,000           2,000,000         2,000,000
         2
                    2,000,000           2,000,000         2,000,000
         3
                    2,000,000           2,000,000         2,000,000
         4
                    2,000,000           2,000,000         2,000,000
         5
                    2,000,000           2,000,000         2,000,000
         6
                    2,000,000           2,000,000         2,000,000
         7
                    2,000,000           2,000,000         2,000,000
         8
                    2,000,000           2,000,000         2,000,000
         9
                    2,000,000           2,000,000         2,000,000
         10
                    2,000,000           2,000,000         2,000,000
         15
                    **                  **                **
    20 (Age 75)
                    **                  **                **
    25 (Age 80)
                    **                  **                **
    30 (Age 85)
                    **                  **                **
    35 (Age 90)
                    **                  **                **
    40 (Age 95)
                    **                  **                **
    45 (Age 100)
                    **                  **                **




                          Policy Value                                                Surrender Value
                 Assuming Hypothetical Gross and                              Assuming Hypothetical Gross and
                 Net Annual Investment Return of                              Net Annual Investment Return of
       Policy Year         0% Gross     5% Gross    10% Gross         Policy Year          0% Gross     5% Gross   10% Gross
                          -1.01% Net   3.99% Net    8.99% Net                             -1.01% Net    3.99% Net  8.99% Net

            1           663           768         875                      1
                                                                                         --           --           --
            2           1,075         1,315       1,569                    2
                                                                                         --           --           --
            3           1,187         1,579       2,012                    3
                                                                                         --           --           --
            4           944           1,490       2,119                    4
                                                                                         --           --           --
            5           277           958         1,785                    5
                                                                                         --           --           --
            6                                                              6
                        --            --          875                                    --           --           --
            7                                                              7
                        --            --          --                                     --           --           --
            8                                                              8
                        --            --          --                                     --           --           --
            9                                                              9
                        --            --          --                                     --           --           --
            10                                                             10
                        --            --          --                                     --           --           --
            15                                                             15
                        **            **          **                                     **           **           **
       20 (Age 75)                                                    20 (Age 75)
                        **            **          **                                     **           **           **
       25 (Age 80)                                                    25 (Age 80)
                        **            **          **                                     **           **           **
       30 (Age 85)                                                    30 (Age 85)
                        **            **          **                                     **           **           **
       35 (Age 90)                                                    35 (Age 90)
                        **            **          **                                     **           **           **
       40 (Age 95)                                                    40 (Age 95)
                        **            **          **                                     **           **           **
       45 (Age 100)                                                   45 (Age 100)
                        **            **          **                                     **           **           **

Assumes the Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums are paid with a different frequency or in different amounts.

Assumes that no Policy loans or withdrawals have been made. An * indicates lapse in the absence of additional Premium.

The hypothetical investment rates of return shown above and elsewhere in the SAI and the Prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations by the Policy Owner and the Portfolios' rates of return. The Death Benefit, Policy Value and Surrender Value for the Policy would differ from those shown if the actual investment rates of return averaged the rates shown above over a period of years but fluctuated above or below those averages for individual Policy Years. No representation can be made by Lincoln Benefit or any Portfolio that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.



The section entitled "Experts" in the Statement of Additional Information is replaced in its entirety by the following:

EXPERTS

     The financial statements of Lincoln Benefit Life Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements of the sub-accounts comprising Lincoln Benefit Life Variable Life Account as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The chart in the section entitled "Distributor" in the Statement of Additional information is replaced by the following:

                                                       1999       2001        2002        2003        2004
                                                   ------------------------------------------------------------
                                                   ------------------------------------------------------------
Commission paid to ALFS that were paid to
other broker-dealers and registered representatives     0           0          0           0           0

Commission kept by ALFS                                 0           0          0           0           0

Other fees paid to ALFS for distribution services       0           0          0           0           0


The section entitled "Financial Statements" in the Statement of Additional Information is replaced in its entirety by the following:

                              FINANCIAL STATEMENTS

     The financial statements of the Sub-accounts comprising the Separate Account as of December 31, 2004, and for each of the periods in the two-year period then ended, the financial statements of Lincoln Benefit as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedules of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Policies.


For future reference, please keep this supplement together with your prospectus.

PART C
OTHER INFORMATION

Item 27.
EXHIBITS

(a) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing establishment of Registrant (1)

(b)  Custodian Agreement (Not Applicable)

(c)  (i) Principal Underwriting Agreement (3)
     (ii) Form of Selling Agreement (4)
     (iii) Schedule of Sales Commissions (6)

(d)  Specimen Consultant SL Flexible Premium Variable Universal Life Policy (5)

(e)  Application Form (5)

(f)  (1) Certificate of Incorporation of Lincoln Benefit (1)
     (2) By-laws of Lincoln Benefit (1)

(g)  Contracts of Reinsurance (11)

(h)  Fund Participation Agreements:

     (1) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company (1)

     (2)  Participation   Agreement  among  Lincoln  Benefit  Life  Company  and
          Variable   Insurance   Products   Fund   and   Fidelity   Distributors
          Corporation. (1)

     (3)  Participation   Agreement  among  Lincoln  Benefit  Life  Company  and
          Variable  Insurance   Products  Fund  II  and  Fidelity   Distributors
          Corporation (1)

     (4) (i) Participation Agreement among The Alger American Fund, Lincoln Benefit Life Company and Fred Alger and Company, Incorporated (1)

           (ii) Service Agreement between Fred Alger Management, Inc. and Lincoln Benefit Life Company (1)

     (5) (i) Participation Agreement between Scudder Variable Life Investment Fund and Lincoln Benefit Life Company (1)
          (ii) Reimbursement Agreement by and between Scudder, Stevens & Clark, Inc. and Lincoln Benefit Life Company (1)
           (iii)Participating  Contract  and  Policy  Agreement  between
                Scudder Investor Services, Inc. and Lincoln Benefit Financial Services (1)

     (6) Form of Participation Agreement among Lincoln Benefit Life Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc., and Strong Funds Distributors, Inc. (1)

     (7) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and Lincoln Benefit Life Company (1)

     (8) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company (1)

     (9) Fund Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated Securities Corp. (1)

     (10) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company (7)

     (11) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust (8)

     (12) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company (7)

     (13) Form of Participation Agreement among PIMCO Variable Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC (9)

     (14) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life Company (7)

     (15) Form of Participation Agreement among Van Kampen Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company (7)

     (16) (i) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust (9)

          (ii) Amendment to Participation Agreement among OCC
              Accumulation Trust, OCC Distributors, and Lincoln
              Benefit Life Company (10)

     (17) Form of  Participation  Agreement  among Lincoln Benefit Life Company,
          The  Universal   Institutional  Funds,  Inc.  and  Miller  Anderson  &
          Sherrerd, LLP...........(9)

     (18) Form of  Participation  Agreement  between Salomon  Brothers  Variable
          Series   Funds   Inc.,   and   Salomon   Brothers   Asset   Management
          Inc.........................(9)

     (19) Form of  Participation  Agreement  among Rydex Variable  Trust,  Padco
          Financial      Services,       and      Lincoln      Benefit      Life
          Company..............................(10)

     (20) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Lincoln Benefit Life Company
          ............................(7)

     (21) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation,
          and Lincoln Benefit Life Company .....................(13)

     (22) Form of Participation Agreement among Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC and Lincoln Benefit Life Company (filed herewith)

(i)  Administrative Contracts (Not Applicable)

(j)  Other Material Contracts (Not Applicable)

(k)  Opinion and Consent of Counsel (6)

(l)  Actuarial Opinion and Consent (12)

(m)  Sample Calculations (12)

(n)  (1) Consent of Independent Registered Public Accounting Firm
         (filed herewith)

      (2) Consent of Attorneys (filed herewith)

(o)  Omitted financial statements (Not applicable)

(p)  Initial Capital Arrangements (Not Applicable)

(q)  Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii) (6)

(r)  Table of Surrender Charge Factors and Percentages (6)

(99)(a) Powers of Attorney for Lawrence W. Dahl, Douglas F. Gaer, John C. Lounds, Samuel H. Pilch, Casey J. Sylla, Michael J. Velotta, B. Eugene Wraith, (12)

(99)(b) Power of Attorney for Kevin R. Slawin (14)

(99) (c) Power of Attorney for John C. Pintozzi, Douglas B. Welch, Steven C. Verney (filed herewith)

                  -----------------------


(1) Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333- 47717).

(2) Pre-Effective Amendment to Form S-6 for Lincoln Benefit Life Variable Life Account, filed July 23, 1998 (File No. 333-47717).

(3) Post-Effective Amendment to Form S-6 for Lincoln Benefit Life Variable Life Account, filed January 22, 1999 (File No. 333-47717).

(4) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 1, 1999 (File No. 333-50545).

(5) Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 22, 1999 (File No. 333-76799).

(6) Pre-effective Amendment to Form S-6 for Lincoln Benefit Life Variable Life Account, filed July 19, 1999 (File No. 333-76799).

(7) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed August 8, 2001 (File No. 333-61146, 811-7924).

(8) Pre-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed September 29, 1999 (File No. 333-82427).

(9) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed July 8, 1999 (File No. 333-82427).

(10) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed January 17, 2001 (File No. 333-82427).

(11) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 21, 1998 (File No. 333-50545).

(12) Post-effective Amendment on Form N-6 to Registration Statement on Form S-6 of Lincoln Benefit Life Variable Life Account, filed February 24, 2003 (File Number 333-76799).

(13) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, (File No. 333-109688, filed October 14, 2003).

(14) Post-effective Amendment on Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 20, 2004 (File No. 333-76799, 811-07972)

Item 28.
EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT

     Our directors and officers are listed below. The principal business address of each of the officers and directors listed below is 2940 South 84th St., Lincoln, Nebraska 68506-4142.

NAME                                POSITION/OFFICE WITH DEPOSITOR
--------------------------          ------------------------------------------------------
Lawrence W. Dahl                    Director, Executive Vice President
Douglas F. Gaer                     Executive Vice President
John C. Lounds                      Director
John C. Pintozzi                    Director, Sr. Vice President
Kevin R. Slawin                     Director
Casey J. Sylla                      Director, Chairman of the Board and Chief Executive Officer
Michael J. Velotta                  Director, Sr. Vice President, General Counsel and Secretary
Douglas B. Welch                    Director, Vice President
B. Eugene Wraith                    Director, President and Chief Operating Officer
Samuel H. Pilch                     Group Vice President and Controller
Joseph Patrick Rath                 Assistant Vice President, Assistant General Counsel and Assistant Secretary
Eric A. Simonson                    Sr. Vice President and Chief Investment Officer
Dean M. Way                         Sr. Vice President and Actuary
Karen Gardner                       Vice President
Anson J. Glacy, Jr.                 Vice President
John E. Smith                       Vice President
Steven C. Verney                    Treasurer
Bob W. Birman                       Vice President
Randy DeCoursey                     Vice President
Teresa N. Carnazzo                  Vice President
William F. Emmons                   Vice President, Assistant General Counsel & Assistant Secretary
Georgia Feiste                      Vice President
Sharyn L. Jenson                    Vice President
Heidi Kelle                         Vice President
Scott Lawson                        Vice President
Barb Raymond                        Vice President
Stanley G. Shelley                  Vice President
Robert L. Vance                     Vice President and Assistant Treasurer
Jeanette Wellsandt                  Vice President
Errol Cramer                        Appointed Actuary
Karen Burckhardt                    Assistant Vice President
Joanne M. Derrig                    Assistant Vice President and Chief Privacy Officer
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Maria D. McNitt                     Assistant Vice President
Mary J. McGinn                      Assistant Secretary
Nancy Bufalino                      Assistant Treasurer
Barry S. Paul                       Assistant Treasurer
Robert E. Transon                   Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President
Nestor Almaria                      Authorized Representative
Lynn Cirrincione                    Authorized Representative
Dave Simek                          Authorized Representative


Item 29.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Annual Report on Form 10-K of the Allstate Corporation, File No. 1-11840, filed February 24, 2005.


Item 30:
INDEMNIFICATION

     The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

     The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

     Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the distributor for any liability that the latter may incur to a Policy Owner or party-in-interest under a Policy, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Policy; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 31.
PRINCIPAL UNDERWRITERS

         ALFS, Inc., ("ALFS") serves as principal underwriter and distributor of the Policies. ALFS is a wholly-owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

         Lincoln Benefit does not pay ALFS any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ALFS for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

         ALFS also serves as distributor for the Lincoln Benefit Life Variable Annuity Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

        Allstate Financial Advisors Separate Account I
        Allstate Life Variable Life Separate Account A
        Allstate Life of New York Separate Account A
        Allstate Life of New York Variable Life Separate Account A Charter National Variable Annuity Account
        Intramerica Variable Annuity Account


     The following are the directors and officers of ALFS. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

         Name                               Position with Distributor
      ---------------------------           ------------------------------------------------
      John E. Smith                         Director, President, Chief Executive Officer
      Casey J. Sylla                        Director
      Michael J. Velotta                    Director and Secretary
      Marian Goll                           Vice President, Treasurer and Financial Operations Principal
      Andrea J. Schur                       Vice President
      Maribel V. Gerstner                   Assistant Vice President and Compliance Officer
      Joanne M. Derrig                      Assistant Vice President and Chief Privacy Officer
      William F. Emmons                     Assistant Secretary
      Mary J. McGinn                        Assistant Secretary
      Barry S. Paul                         Assistant Treasurer
      Joseph Patrick Rath                   Vice President, General Counsel and Secretary
      Nancy Bufalino                        Assistant Treasurer
      Steven C. Verney                      Assistant Treasurer

Item 32.
LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

     The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

     Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


Item 33.
MANAGEMENT SERVICES

         None.

Item 34.
REPRESENTATION OF REASONABLENESS OF FEES

         Lincoln Benefit Life Company hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Benefit.

SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, and State of Nebraska on April 4, 2005.

       LINCOLN BENEFIT LIFE VARIABLE
       LIFE ACCOUNT
       (Registrant)

       By:      Lincoln Benefit Life Company



       By:      */s/ B. Eugene Wraith
                    ------------------------------------------------
                B. Eugene Wraith
                President and Chief Operating Officer



       LINCOLN BENEFIT LIFE COMPANY
       (Depositor)


       By:      */s/ B. Eugene Wraith
                    ------------------------------------------------
                B. Eugene Wraith
                President and Chief Operating Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities on April 4, 2005.


(Signature)                                (Title)


*/s/ B. Eugene Wraith
-----------------------------------     President, Chief Operating Officer
B. Eugene Wraith                            & Director
(Principal Executive Officer)



*/s/ Samuel H. Pilch
----------------------------------      Group Vice President & Controller
Samuel H. Pilch
(Principal Accounting Officer)



*/s/ Steven C. Verney
---------------------------------       Treasurer
Steven C. Verney
(Principal Financial Officer)



*/s/ Lawrence W. Dahl
---------------------------------       Director, Executive Vice President
Lawrence W. Dahl



*/s/ Douglas F. Gaer
--------------------------------         Executive Vice President
Douglas F. Gaer



*/s/ John C. Lounds
--------------------------------         Director
John C. Lounds



*/s/Douglas B. Welch
--------------------------------         Director, Vice President
Douglas B. Welch



*/s/ John C. Pintozzi
--------------------------------         Director, Senior Vice President and
John C. Pintozzi                              Chief Financial Officer



*/s/ Kevin R. Slawin
--------------------------------         Director
Kevin R. Slawin



*/s/ Casey J. Sylla
--------------------------------         Director, Chairman of the Board
Casey J. Sylla                           and Chief Executive Officer



/s/ Michael J. Velotta
---------------------------------        Director, Senior Vice President,
Michael J. Velotta                       General Counsel and Secretary


*/ By Michael J. Velotta, pursuant to Power of Attorney.

INDEX TO EXHIBITS

FOR POST-EFFECTIVE AMENDMENT ON FORM N-6

TO REGISTRATION STATEMENT ON FORM S-6

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

         EXHIBIT NO.                                                                           SEQUENTIAL PAGE NO.



         27(h)(22)      Form of Participation Agreement among Wells Fargo Variable
                        Trust, Wells Fargo Funds Distributor, LLC and Lincoln Benefit Life
                        Company


         27(n)(1)       Consent of Independent Registered Public Accounting Firm

         27(n)(2)       Consent of Attorneys

         99(c)          Power of Attorney for John C. Pintozzi, Douglas B. Welch, Steven
                        C. Verney
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